UNINCORPOATED ARRANGEMENT SMM FUNDING ARRANGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Joint Arrangements [Abstract]
Schedule of Repurchase Option Liability
The Côté repurchase option liability as at December 31, 2023 consists of:

	Notes
Balance, December 31, 2022		$—
Funding obligations contributed by SMM		250.0
Incremental funding by SMM due to increased ownership		77.1
Repurchase option fees[1]	31	23.7
Côté Gold repurchase price at December 31, 2023		350.8
Deferred cost on waiver of operator fee		(6.5)
Amortization of deferred operator fee		1.0
Balance, December 31, 2023		$345.3
1.Repurchase option fees of $23.7 million was capitalized to Côté Gold construction in progress.